SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 8, 2002

JNL® SERIES TRUST

On page 20, the second paragraph in the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Jonathan Coleman, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Janus/JNL Capital Growth Series. Mr. Coleman joined Janus Capital in 1994. He holds a Bachelor's degree in political economics and Spanish from Williams College and has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Series since February 1, 2002.

This Supplement is dated February 1, 2002.

(To be used with VC3656 Rev. 07/01 and NV3174CE 05/01.)


SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 8, 2002

JNL® SERIES TRUST

On page 24, the second paragraph in the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Jonathan Coleman, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Janus/JNL Capital Growth Series. Mr. Coleman joined Janus Capital in 1994. He holds a Bachelor's degree in political economics and Spanish from Williams College and has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Series since February 1, 2002.

This Supplement is dated February 1, 2002.

(To be used with VC2440 Rev. 05/01 and HR105 05/01.)


SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 8, 2002

JNL® SERIES TRUST

On page 30, the second paragraph in the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Jonathan Coleman, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Janus/JNL Capital Growth Series. Mr. Coleman joined Janus Capital in 1994. He holds a Bachelor's degree in political economics and Spanish from Williams College and has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Series since February 1, 2002.

This Supplement is dated February 1, 2002.

(To be used with VC4224 Rev. 01/02.)


SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 8, 2002

JNL® SERIES TRUST

On page 44, the second paragraph in the section entitled "Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

Jonathan Coleman, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Janus/JNL Capital Growth Series. Mr. Coleman joined Janus Capital in 1994. He holds a Bachelor's degree in political economics and Spanish from Williams College and has earned the right to use the Chartered Financial Analyst designation. Mr. Coleman has had responsibility for the day-to-day management of the Series since February 1, 2002.

This Supplement is dated February 1, 2002.